Fair Value of Financial Instruments and Derivatives Instruments - Schedule of Derivatives Not Designated as Hedging Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Derivative assets/ Current assets	$ 0	$ 8
Derivative assets / Non-current assets	672	2,669
Derivative liabilities / Current liabilities	0	526
Derivative liabilities / Non-current liabilities	1,419	0
Not designated as hedging instrument
Derivative [Line Items]
Total derivative assets	672	2,677
Total derivative liabilities	1,419	526
Not designated as hedging instrument | Bunker Fuel
Derivative [Line Items]
Derivative liabilities / Current liabilities	0	292
Not designated as hedging instrument | Forward Freight
Derivative [Line Items]
Derivative assets/ Current assets	0	8
Derivative liabilities / Current liabilities	0	234
Not designated as hedging instrument | Foreign Currency
Derivative [Line Items]
Derivative assets / Non-current assets	672	2,669
Derivative liabilities / Non-current liabilities	$ 1,419	$ 0